Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account - US Treasury securities		$ 291,525,100
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities			$ 5,750,000
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities
Quoted Prices in Active Markets (Level 1) [Member] | Related Party [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account - US Treasury securities
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	479,167	191,667
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities	13,333	5,333
Significant Other Observable Inputs (Level 2) [Member] | Related Party [Member]
Liabilities:
Derivative warrant liabilities		100,800
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account - US Treasury securities
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Related Party [Member]
Liabilities:
Derivative warrant liabilities